Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CD&R
Related Party Transaction [Line Items]
Due to related parties	$ 0.4	$ 0.1
Population Health, LLC
Related Party Transaction [Line Items]
Due to related parties	1.1	1.1
Expenses from transactions with related party	$ 6.7	5.7	$ 3.9
Equity method investment, ownership percentage	49.00%
General and Administrative Expense | CD&R
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 1.5	$ 1.5
Due to related parties			$ 1.5